INCOME TAX AND DEFERRED TAX ASSETS (Details 2)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of the statutory income tax rate and the Company's effective income tax
Effect of income tax exemptions and reliefs in the PRC companies	0.00%	0.00%	0.00%
Effect of loss carryforward in the PRC companies	(24.90%)	(25.00%)	0.00%
Effect of non-deductible expenses in the PRC companies	0.00%	0.00%	0.40%
Effective rate	0.10%	0.00%	25.40%
HongKong
Reconciliation of the statutory income tax rate and the Company's effective income tax
Valuation allowance recognized with respect to the loss in the Hong Kong Company	(16.50%)	(16.50%)
Statutory income tax rate	16.50%	16.50%
China
Reconciliation of the statutory income tax rate and the Company's effective income tax
Statutory income tax rate	25.00%	25.00%	25.00%